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MFS® Limited Maturity Fund
MFS® Limited Maturity Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is August 1, 2020. MFS® Limited Maturity Fund
Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Limited Maturity Fund	A		T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%		2.50%	none	none	none	none	none	none	none	none	2.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none	none	4.00%	1.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Limited Maturity Fund		A	T	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Management Fee		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none	0.25%	1.00%	1.00%
Other Expenses		0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.10%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		0.80%	0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.48%	0.85%	1.60%	1.60%
Fee Reductions and/or Expense Reimbursements	[1]	(0.20%)	(0.10%)	(0.20%)	(0.10%)	(0.10%)	(0.10%)	(0.20%)	(0.10%)	(0.10%)	(0.10%)	(0.20%)	(0.20%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.60%	0.70%	1.35%	1.45%	0.45%	1.45%	0.85%	0.70%	0.45%	0.38%	0.65%	1.40%	1.50%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021. MFS Fund Distributors, Inc., has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc.) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Other Expenses" do not exceed 0.00% of each class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Limited Maturity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	310	478	662	1,195
T	320	488	672	1,205
B	537	768	1,024	1,624
C	248	479	834	1,836
I	46	165	296	679
529A	315	493	688	1,253
529B	543	783	1,050	1,680
529C	253	494	860	1,891
R1	148	479	834	1,836
R2	87	312	558	1,263
R3	72	244	433	980
R4	46	165	296	679
R6	39	143	258	593

Expense Example No Redemption - MFS® Limited Maturity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	137	468	824	1,624
C	148	479	834	1,836
529B	143	483	850	1,680
529C	153	494	860	1,891